Property, plant and equipment	12 Months Ended
Dec. 31, 2021
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Property, plant and equipment
Note 7. Property, plant and
equipment
Accounting policy
Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.
Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.
The estimated useful lives are as follows:

•	Buildings and other outside improvements	10-20 years
•	Leasehold improvements	5-10 years
•	Office furniture	10 years
•	Laboratory equipment	3-10 years
•	Office equipment	5 years
•	IT equipment	3 years
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.
Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”
Before IFRS 16 adoption as of January 1, 2019, payments made under operating leases were expensed on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.

If, according to the terms of a lease, it appeared that substantially all the risks and rewards incidental to ownership were transferred from the lessor to the lessee, the associated leased assets were initially recognized as an asset at the lower of their fair value and the present value of the minimum lease payments and subsequently depreciated or impaired, as necessary. Finance lease assets were transferred to
Right-of-use
assets upon adoption. The associated financial obligations were reported in the line item
“non-current
financial debt” and “current financial debt.” Such amounts were reclassified to lease debts on the date of adoption.

Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total

	$ in thousands
Net book value as of January 1, 2019	3,229	2,084	2,172	1,247	8,732

Additions to tangible assets	318	374	329	16,563	17,584
Disposal of tangible assets	—	(10)	(1)	(419)	(430)
Reclassification	15	1,974	630	(2,624)	(5)
Depreciation expense	(192)	(1,247)	(684)	—	(2,123)
Translation adjustments	(40)	(15)	(11)	20	(46)

Net book value as of December 31, 2019	3,330	3,160	2,435	14,787	23,712

Gross value at end of period	7,833	13,962	4,149	15,585	41,529
Accumulated depreciation and impairment at end of period	(4,503)	(10,802)	(1,714)	(798)	(17,817)
Net book value as of January 1, 2020	3,330	3,160	2,435	14,787	23,712

Additions to tangible assets	5,248	2,034	854	41,946	50,082
Disposal of tangible assets	4	(122)	—	—	(118)
Reclassification	8,258	692	670	(9,696)	(76)
Depreciation expense	(817)	(1,464)	(861)	—	(3,141)
Translation adjustments	742	136	73	264	1,215

Net book value as of December 31, 2020	16,765	4,436	3,171	47,301	71,673

Gross value at end of period	22,518	17,381	5,843	47,301	93,043
Accumulated depreciation and impairment at end of period	(5,752)	(12,946)	(2,672)	(0)	(21,370)
Net book value as of January 1, 2021	16,765	4,436	3,171	47,301	71,673

Additions to tangible assets	2,956	5,352	1,339	6,035	15,682
Disposal of tangible assets	—	—	—	(2)	(2)
Reclassification	(1,694)	52,577	(612)	(50,208)	63
Depreciation expense	(2,442)	(4,065)	(767)	—	(7,275)
Translation adjustments	(852)	(228)	(75)	(141)	(1,296)

Net book value as of December 31, 2021	14,733	58,072	3,056	2,985	78,846

Gross value at end of period	22,426	75,511	5,043	2,985	105,965
Accumulated depreciation and impairment at end of period	(7,693)	(17,440)	(1,987)	(0)	(27,119)
For the year ended December 31, 2021, we continued our investments in research and development equipment in both the United States of America and France. The addition in tangible assets reflects improvements of Cellectis sites for $3.0 million and other equipment for $6.7 million ($5.3 million of technical equipment and $1.3 million of other equipment).
Assets under construction as of December 31, 2021 primarily relates to Cellectis’ raw and starting materials manufacturing facility and offices in Paris ($1.1 million), the manufacturing facility in Raleigh, North Carolina ($1.0 million), and capital expenditure in the Plants Segment ($0.9 million). The assets put into service in 2021 mainly concern Cellectis’ Raleigh manufacturing facilities and offices for $47.3 million, with the remaining part relating to Cellectis Paris’ manufacturing facility for $2.0 million and Calyxt for $0.9 million.
Entity-wide disclosures:
In 2021, approximately $17 million of our PP&E relate to France, while approximately $62 million relate to the United States.
In 2020, approximately $16 million of our PP&E related to France, while approximately $56 million related to the United States.
In 2019, approximately $9 million of our PP&E related to France, while approximately $15 million related to the
United States.